Derivative Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Realized gains (losses)	$ (259.8)	$ 101.2
Unrealized gains (losses)	439.4	(163.6)
Derivative gains (losses)	$ 179.6	$ (62.4)